Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Stockholders' equity attributable to parent	$ (87,246)	$ (130,594)	$ (40,549)	$ (64,008)
Net income (loss) attributable to parent	(56,271)	(68,138)
Amount of cash inflow (outflow) from operating activities	78,700	$ 23,900
Sales backlog	159,000
Government assistance amount	0
Debt Facility [Member]
Debt instrument face value	$ 180,000
Sponsor [Member]
Stockholders' equity attributable to parent			$ (40,500)